Noncontrolling and Redeemable Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Change In Noncontrolling Interest [Table Text Block]
Changes in amounts due to noncontrolling interest holders included in accruals and other liabilities on the Unaudited Condensed Consolidated Balance Sheets for the year ended December 31, 2019 and three months ended March 31, 2020 were as follows:

Noncontrolling Interests
Balance, December 31, 2018	$9,278
Income attributable to noncontrolling interests	16,156
Distributions made	(11,392)
Other (1)	(14)
Balance, December 31, 2019	$14,028
Income attributable to noncontrolling interests	791
Distributions made	(3,973)
Other (1)	(856)
Balance, March 31, 2020	$9,990

Changes in amounts due to noncontrolling interest holders included in Accruals and other liabilities on the Consolidated Balance Sheets for the twelve months ended December 31, 2019 and 2018 were as follows:

Noncontrolling Interests
Balance, December 31, 2017	$11,030
Income attributable to noncontrolling interests	11,785
Distributions made	(13,419)
Other (1)	(118)
Balance, December 31, 2018	$9,278
Income attributable to noncontrolling interests	16,156
Distributions made	(11,392)
Other (1)	(14)
Balance, December 31, 2019	$14,028
(1)Other primarily consists of cumulative translation adjustments.

Noncontrolling Interest [Table Text Block]
Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three months ended March 31, 2020 and 2019 were as follows:

	Three Months Ended March 31,
	2020	2019
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)
Transfers from the noncontrolling interest:
Increase (decrease) in MDC Partners Inc. paid-in capital for purchase of redeemable noncontrolling interests and noncontrolling interests	(503)	—
Net transfers from noncontrolling interests	$(503)	$—
Change from net income (loss) attributable to MDC Partners Inc. and transfers to noncontrolling interests	$500	$(113)

Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three years ended December 31, were as follows:

	Years Ended December 31,
	2019	2018	2017
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086
Transfers from the noncontrolling interest:
Increase (decrease) in MDC Partners Inc. paid-in capital for purchase of redeemable noncontrolling interests and noncontrolling interests	1,911	10,140	2,315
Net transfers from noncontrolling interests	$1,911	$10,140	$2,315
Change from net income (loss) attributable to MDC Partners Inc. and transfers to noncontrolling interests	$(3,342)	$(119,867)	$243,401

Redeemable Noncontrolling Interest [Table Text Block]
The following table presents changes in redeemable noncontrolling interests:

	Three Months Ended March 31, 2020	Year Ended December 31, 2019
Beginning Balance	$36,973	$51,546
Redemptions	(1,615)	(14,530)
Granted	—	—
Changes in redemption value	1,218	(3,163)
Currency translation adjustments	(878)	3
Other (1)	—	3,117
Ending Balance	$35,698	$36,973
(1) Other primarily consists of the redeemable noncontrolling interest balance related to a foreign entity that was classified as held for sale as of December 31, 2018 and reclassified in 2019.

The following table presents changes in redeemable noncontrolling interests as of December 31, 2019 and 2018:

	Years Ended December 31,
	2019	2018
Beginning Balance	$51,546	$62,886
Redemptions	(14,530)	(11,943)
Granted	—	—
Changes in redemption value	(3,163)	1,067
Currency translation adjustments	3	(464)
Other (1)	3,117	—
Ending Balance	$36,973	$51,546
(1) Other primarily consists of the redeemable noncontrolling interest balance related to a foreign entity that was classified as held for sale as of December 31, 2018 and reclassified in 2019. See Note 4 of the Notes to the Consolidated Financial Statements included herein for further information.